Loans and Borrowings - Additional Information (Detail) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure Of Detailed Information Of Loans And Borrowings [Line Items]
Property, plant and equipment	$ 494	$ 441
Motor Vehicles Held For Leasing [Member]
Disclosure Of Detailed Information Of Loans And Borrowings [Line Items]
Property, plant and equipment	$ 234	$ 247